Leases (Details 4)	12 Months Ended
Dec. 31, 2021
Leases
Operating Lease, Weighted average discount rate	11.51%
Operating Lease, Weighted average remaining lease term (in years)	9 years 8 months 15 days
Finance Lease, Weighted average discount rate	13.02%
Finance Lease, Weighted average remaining lease term (in years)	15 years 9 months